Supplementary Information to the Statements of Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Supplementary Information To Statements Of Comprehensive Loss Explanatory Abstract
Schedule of additional information about revenues
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	16,195	11,947	18,290
Customer B(2)	$14,205	$31,936	$65,081
Customer C(3)	12,255	12,357	13,793

	$42,655	$56,240	$97,164

(2)	Revenue is attributed to the Proprietary segment. Refer to Note 18 (a) for more information.

(3)	Revenue is attributed mainly to the Distribution segment.

Schedule of revenues based on location of customers
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

U.S.A and North America	$75,851	$49,763	$84,949
Israel	32,031	35,774	36,144
Europe	5,277	5,677	4,461
Latin America	11,293	9,127	6,867
Asia	4,581	3,167	766
Others	305	134	59
Total Revenue	$129,338	$103,642	$133,246

Schedule of income and expenses
	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Cost of materials (1)	$53,666	$63,945	$54,745
Salary and related expenses (2)	14,967	17,486	17,957
Subcontractors	4,673	4,892	4,876
Depreciation and amortization (3)	8,553	3,627	3,248
Energy	1,365	1,464	1,626
Other manufacturing expenses	1,785	1,298	575

	85,009	92,712	83,027
Decrease (increase) in inventories	(2,373)	(19,398)	2,667
Total Cost of goods sold	$82,636	$73,314	$85,694

(1)	Costs of materials for the year ended December 31, 2021, includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.

(2)	Reduction of salary and related expenses was attributable to the 2022 labor strike.

(3)	Including amortization of intangible assets in the amount of $5,376, $574, and $0 for the years ended December 31, 2022, 2021 and 2020, respectively

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Salary and related expenses	$5,608	$5,076	$6,045
Subcontractors	4,216	3,656	4,794
Materials and allocation of facility costs	2,538	1,896	1,682
Depreciation and amortization	574	616	725
Others	236	113	363

Total Research and development	$13,172	$11,357	$13,609

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands
Salary and related expenses	$4,047	1,930	1,639
Marketing support	668	136	144
Packing, shipping and delivery	1,484	912	750
Marketing and advertising	2,812	1,193	586
Registration and marketing fees	3,463	1,262	934
Depreciation and amortization (1)	2,056	488	147
Others	754	357	318

Total Selling and marketing	$15,284	$6,278	$4,518

(1)	Including amortization of intangible assets in the amount of $1,807, $265, and $0 for the years ended December 31, 2022, 2021 and 2020, respectively

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Salary and related expenses	$4,455	$3,853	3,870
Employees welfare	1,299	1,259	978
Professional fees and public company expense	4,213	5,055	3,135
Depreciation, amortization and impairment	973	875	779
Communication and software services	905	977	924
Others	958	617	453

Total General and administrative	$12,803	$12,636	$10,139

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$91	$295	$1,027

Financial expense
Revaluation of long term liabilities	(6,266)	(994)	-
Fees and interest paid to financial institutions	(914)	(283)	(266)

Financial income and (expense)
Derivatives instruments measured at fair value	548	(565)	(1,097)
Translation differences of financial assets and liabilities	(250)	358	(438)
Bond securities measured at fair value	-	-	102

Total Financial (expense) income	$(6,791)	$(1,189)	$(672)